Other expenses	6 Months Ended
Jun. 30, 2012
Other expenses
Other expenses

17           Other expenses

The income statement line “Other operating expenses” totaled in Three-month period ended US$ 604 in June 30, 2012, US$ 686 in March 31, 2012 and US$ 724 in June 30, 2011 and Six-month period ended US$ 1,290 in June 30, 2012 and 1,144 in June 30, 2011. It includes pre operational expenses US$ 146 in June 30, 2012, US$ 107 in March 31, 2012 and US$ 143 in June 30, 2011 and Six-month period ended US$ 253 in June 30, 2012 and US$ 173 in June 30, 2011, loss of materials US$ 26 in June 30, 2012, US$ 21 in March 31, 2012 and US$ 0 in June 30, 2011 and Six-month period ended US$ 47 in June 30, 2012 and US$ 34 June 30, 2011 and idle capacity and stoppage operations expenses US$ 178 in June 30, 2012, US$ 212 in March 31, 2012 and US$ 202 in June 30, 2011 and Six-month period ended US$ 390 in June 30, 2012 and US$ 304 in June 30, 2011.